Schedule of investments
Delaware VIP® Trust  —  Delaware VIP International Series
September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 97.72%Δ
Australia − 1.69%
Newcrest Mining	179,844	$ 2,835,265
		2,835,265
Austria − 1.53%
Mondi	153,387	2,568,599
		2,568,599
Brazil − 2.76%
Banco do Brasil ADR	275,239	2,565,227
MercadoLibre †	1,616	2,048,894
		4,614,121
Canada − 5.65%
Canadian Pacific Kansas City	29,447	2,188,823
Dollarama	67,374	4,641,899
Suncor Energy	76,147	2,618,683
		9,449,405
China − 5.48%
Budweiser Brewing APAC 144A #	1,626,600	3,211,262
China Mengniu Dairy †	1,037,000	3,476,111
Tencent Holdings	63,400	2,479,020
		9,166,393
Denmark − 3.17%
Genmab †	10,081	3,584,000
Novo Nordisk Class B	18,834	1,719,087
		5,303,087
France − 15.61%
Airbus	29,205	3,920,760
BNP Paribas	44,322	2,831,715
L'Oreal	14,111	5,866,094
LVMH Moet Hennessy Louis Vuitton	6,419	4,861,840
Thales	23,987	3,375,450
TotalEnergies	53,046	3,494,524
Vinci	15,926	1,768,302
		26,118,685
Germany − 8.75%
Deutsche Telekom	206,014	4,327,415
Heidelberg Materials	30,936	2,404,625
HelloFresh †	125,674	3,757,531
SAP	32,062	4,163,297
		14,652,868
Hong Kong − 1.55%
Prudential	239,566	2,597,913
		2,597,913
India − 2.57%
Axis Bank GDR	35,408	2,220,082
	Number of shares	Value (US $)
Common StocksΔ (continued)
India (continued)
ICICI Bank ADR	89,858	$ 2,077,517
		4,297,599
Italy − 2.01%
Moncler	57,762	3,363,674
		3,363,674
Japan − 14.72%
Asahi Group Holdings	133,400	4,990,003
Inpex	77,500	1,169,968
Mitsubishi UFJ Financial Group	509,200	4,322,271
Mitsui Chemicals	92,200	2,391,993
Renesas Electronics †	229,100	3,503,801
Seven & i Holdings	128,700	5,042,415
Tokio Marine Holdings	138,900	3,220,613
		24,641,064
Netherlands − 6.17%
ASML Holding	6,719	3,971,658
ING Groep	227,578	3,019,616
Shell	103,309	3,331,861
		10,323,135
Spain − 2.01%
Banco Bilbao Vizcaya Argentaria	411,941	3,357,895
		3,357,895
Switzerland − 5.40%
Alcon	40,685	3,135,186
Nestle	52,140	5,909,219
		9,044,405
Taiwan − 2.20%
Taiwan Semiconductor Manufacturing ADR	42,430	3,687,167
		3,687,167
United Kingdom − 10.56%
AstraZeneca	28,855	3,908,568
Haleon	1,155,476	4,805,291
HSBC Holdings	370,985	2,919,068
Reckitt Benckiser Group	85,528	6,046,196
		17,679,123
United States − 5.89%
Schlumberger	52,735	3,074,451
Seagate Technology Holdings	60,063	3,961,155
Stellantis	146,800	2,826,270
		9,861,876
Total Common Stocks (cost $166,306,036)		163,562,274

NQ-FL6 [0923] 1123 (3217053)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP International Series
	Number of shares	Value (US $)

Preferred Stock – 0.51%
Germany − 0.51%
Sartorius 0.45% ω	2,510	$ 853,960
Total Preferred Stock (cost $848,457)		853,960

Short-Term Investments – 1.08%
Money Market Mutual Funds – 1.08%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	451,048	451,048
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	451,048	451,048
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	451,048	451,048
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	451,048	451,048
Total Short-Term Investments (cost $1,804,192)		1,804,192

Total Value of Securities−99.31% (cost $168,958,685)		166,220,426
Receivables and Other Assets Net of Liabilities — 0.69%		1,156,283
Net Assets Applicable to 10,610,541 Shares Outstanding — 100.00%	$167,376,709

Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of Rule 144A securities was $3,211,262, which represents 1.92% of the Series' net assets.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt

2    NQ-FL6 [0923] 1123 (3217053)